UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-01700

__Franklin Gold and Precious Metals Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:_650 312-2000

Date of fiscal year end: 7/31

Date of reporting period:_1/31/21

Item 1.  Reports to Stockholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.
SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Gold and
Precious Metals
Fund
January 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the semiannual report
1
Shareholder Letter
Dear Shareholder:
During the six months ended January 31, 2021, the global
economy was further hindered by the ongoing novel
coronavirus (COVID-19) pandemic. Although the economy
showed subdued signs of recovery during the period,
the recovery was dampened by a substantial increase in
COVID-19 cases toward period-end. Globally, equities
advanced over the period and many central banks, including
the U.S. Federal Reserve and the European Central Bank,
continued to maintain low benchmark interest rates as well
as monetary stimulus programs to bolster economic growth.
Global stocks advanced before declining slightly by period-
end amid investor optimism about the development of
COVID-19 treatments and vaccines, beginning of vaccination
programs in some countries, rising expectations of increased fiscal stimulus and indications of improving economic
conditions, particularly in China. In this environment, U.S.
stocks, as measured by the Standard & Poor’s
®
500 Index,
and global developed market stocks, as measured by the
MSCI World Index, ended the period with strong positive
returns.
After starting the period at $1,976 per ounce, gold rose to
a record high of $2,067 per ounce in August 2020 amid
a weak U.S. dollar, low interest rates, federal deficit and
inflation fears, and data suggesting a slower recovery from
the pandemic-induced economic crisis.
1
Gold edged down
during the following months given optimism about vaccine
development and approvals, a gradual reopening of the
global economy and the outcome of the U.S. elections.
Gold advanced in early January 2021 to over $1,900
per ounce, but retreated after U.S. Treasury yields rose,
ending the period at $1,848 per ounce.

Although investor
interest in gold waned in the back half of the period under
review as optimism of a post pandemic recovery increased
and physical gold ETF holdings declined modestly, gold
remained topical given the ongoing pandemic uncertainty,
low real interest rates, inflation pressures and mounting
concerns over major economies’ debt ratios associated with
fiscal and monetary stimulus measures during the COVID-19
pandemic recovery. In this environment, gold stocks, as
measured by the FTSE
®
Gold Mines Index, posted a total
return of -19.45% for the six-month period.
2
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Gold and Precious Metals Fund’s semiannual
report includes more detail about prevailing conditions and
discussions about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer -
Investment Management
Franklin Gold and Precious Metals Fund
This letter reflects our analysis and opinions as of January
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Bloomberg LP. Based on spot prices quoted in U.S. dollars per troy ounce.
2. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Franklin Gold and Precious Metals Fund 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 18
Notes to Financial Statements 22
Tax Information 35
Shareholder Information 36
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin Gold and Precious Metals Fund
This semiannual report for Franklin Gold and Precious
Metals Fund covers the period ended January 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Its secondary goal is to provide shareholders with current income through dividends
or interest received from its investments. Under normal
market conditions, the Fund invests at least 80% of its net
assets in securities of gold and precious metals operation
companies. The Fund primarily invests in equity securities,
mainly common stock, and also invests in American, global
and European depositary receipts.
Performance Overview
The Fund’s Class A shares posted a -7.38% cumulative total
return for the six months under review. In comparison, the
Fund’s primary benchmark, the sector-specific FTSE Gold
Mines Index, which comprises companies whose principal
activity is gold mining, posted a -19.45% total return.
1
The
Fund’s secondary benchmark, the Standard & Poor’s 500
Index (S&P 500
®
), which is a broad measure of U.S. stock
performance, posted a +14.47% total return.
1
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index, advanced
strongly during the six months ended January 31, 2021.
Equities in all major regions of the world posted sizable
gains for the period despite the global surge of the novel
coronavirus (COVID-19). Following stock market declines in
September and October 2020 due to geopolitical tensions
and rising infection rates, equities began to rebound in
November, as successful trials of COVID-19 vaccines,
the start of vaccination programs in some countries
and expectations for fiscal stimulus from the new U.S.
administration led many equity markets to reach new highs.
Some indications of economic revival, most notably in China, also helped drive stocks higher before paring gains in late
January 2021.
In the U.S., equities posted robust gains for the period amid the government’s fiscal and monetary stimulus measures,
reports of certain COVID-19 vaccines’ high efficacy rates
and the beginning of vaccinations. After a record annualized decline in second-quarter 2020 gross domestic product
(GDP), rising consumer spending helped drive third-quarter
GDP to expand at a record annualized rate. Following a
summer rally, concerns about rising COVID-19 infection
rates along with uncertainties about the U.S. presidential
election and additional fiscal stimulus pressured stocks in
September and October. Consumer spending slowed during
the fourth quarter as surging COVID-19 infections led to new restrictions in some states. Meanwhile, growth in residential and corporate investment along with solid corporate earnings results bolstered investor sentiment. Despite the relatively high unemployment rate (6.3% at period-end), equities
began to rally in November, buoyed by the outcome of the
U.S. presidential election, the start of COVID-19 vaccination programs and the passage of a new U.S. stimulus bill.
2
Stocks maintained gains following the U.S. presidential
Geographic Composition
1/31/21
% of Total
Net Assets
Canada 49.3%
Australia 20.0%
South Africa 9.2%
United States 5.7%
Tanzania 3.2%
Kyrgyzstan 2.7%
Ivory Coast 2.2%
Turkey 1.6%
Egypt 1.6%
Other 1.1%
Short-Term Investments & Other Net Assets 3.4%
1. Source: Morningstar.
2. Source: U.S. Bureau of Labor Statistics.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
14
.

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Semiannual Report
inauguration amid hopes of passing additional stimulus
spending but subsequently retreated in the last week of
January 2021, restricting gains for the period.
The U.S. Federal Reserve (Fed) maintained the federal
funds target rate at a range of 0.00%–0.25% and continued
its program of open-ended bond purchases to help keep
markets functioning. Furthermore, the Fed signaled that
interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2% target for some time.
In the eurozone, the economy contracted again in the fourth
quarter of 2020, following quarter-on-quarter expansion in
the third quarter and contractions in the first and second
quarters. Fourth-quarter GDP growth rates varied widely
among the region’s largest economies amid renewed
lockdowns and delays in COVID-19 vaccine distribution.
Germany’s and Spain’s fourth-quarter GDP expanded
modestly, while France’s contracted. Despite rising infection rates, which heightened concerns that the nascent economic
revival could falter, successful vaccine development and a
Brexit resolution contributed to a positive performance for
European developed market equities, as measured by the
MSCI Europe Index.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index, rose
significantly as economic recovery in China, a key driver of regional economies, maintained momentum. China was the
only major global economy to expand for full calendar-year
2020. Asian equity markets were also aided by optimism
that economic revitalization would be further spurred by
COVID-19 vaccines.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index, also posted sizable gains for the
period. Improving economic activity, stabilizing oil prices and
U.S. dollar weakness supported emerging market equities. In
spite of higher COVID-19 cases in some countries, emerging
market stocks rallied amid easing political uncertainty,
commencement of COVID-19 vaccinations and rising
commodity prices.
Precious Metals Prices (7/31/20–1/31/21
)*
*Source: Bloomberg LP. Amounts shown are based on spot prices quoted in US dollars per troy ounce. For illustrative purposes only; not representative of the
Fund’s portfolio composition or performance.
Precious Metals Sector Overview
During the six months ended January 31, 2021, after starting the period at $1,976 per ounce, gold rose to a record high of
$2,067 per ounce in August 2020 amid a weak U.S. dollar,
low interest rates, federal deficit and inflation fears, and data suggesting a slower recovery from the COVID-19 induced
economic crisis.
3
However, gold edged down during the
following months given optimism about progress in vaccine
development and approvals, a gradual reopening of the
global economy and the outcome of the U.S. elections.
Although the price of gold rose in early January 2021 to over
$1,900 per ounce, it suffered a setback after U.S. Treasury
yields rose, ending the period at $1,848 per ounce.
3
Although investor interest in gold waned in the back half of the period under review as optimism of a post pandemic
recovery increased and physical gold ETF holdings declined
modestly, gold remained topical given the ongoing pandemic
uncertainty, low real interest rates, inflation pressures and mounting concerns over major economies’ debt ratios
associated with fiscal and monetary stimulus measures
during the COVID-19 pandemic recovery.
Among other precious metals, platinum and silver both
advanced with low double-digit percentage gains over
the six-month period.
3
Platinum was the best-performing
precious metal over the period, benefiting from supply
3. Source: Bloomberg LP. Based on spot prices quoted in U.S. dollars per troy ounce.
See www.franklintempletondatasources.com for additional data provider information.

Franklin Gold and Precious Metals Fund

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Semiannual Report
disruptions and robust demand for the metal, which is used
in vehicle pollution control devices.
3
Silver also rallied based
on growing industrial demand, including for 5G network
equipment and wider use in solar panels and electric
vehicles. Other factors were also in play in late January
2021, when silver market volatility spiked along with prices after being targeted by day traders that aggressively bought silver ETF shares, seeking to create a squeeze against
select banks and hedge funds. Palladium pushed higher
for most of the period, benefiting from limited supply and
growing demand for its use in vehicle pollution control
devices, but pulled back in January to post a single-digit
percentage gain for the period.
3
Investment Strategy
Gold and precious metals operation companies include
companies that mine, process, or deal in gold or other
precious metals, such as silver, platinum and palladium,
including mining finance and exploration companies as well
as operating companies with long- or medium-life mines.
The Fund may buy securities of gold and precious metals
operation companies located anywhere in the world and
invests predominantly in non-U.S. companies. The Fund may
invest in companies without regard to market capitalization, and may heavily invest in small- and mid-capitalization
companies. We look for companies with low cost reserves
and experienced management teams with established track
records, particularly focusing on companies with long life
production profiles, expandable resource bases, and active
exploration programs that can potentially drive future reserve and production growth. The investment manager’s process
generally includes an assessment of the potential impacts of any material environmental, social and governance (ESG)
factors on the long-term risk and return profile of a company.
Manager’s Discussion
Key contributors to the Fund’s absolute performance during
the six-month period under review included the Fund’s
holdings in Chalice Mining, Impala Platinum Holdings and
Platinum Group Metals.
Although the fund’s gold miners, representing roughly 80%
of total net assets, traded lower over the six-month period, we also held numerous off-index companies that posted
double-digit percentage gains, which helped to open a wide
performance gap between the Fund and its benchmark.
Company-specific progress underpinned the rallies in most
of these names, including outsized gains for our position in
Australia-based Chalice Mining. Chalice reported successful
drilling results as it discovered and defined significant high-
grade extensions composed of platinum group elements,
nickel, copper and gold at its Julimar project, about an hour’s drive from the city of Perth. Given the width and grade of
the drill results and continued exploration success in the
area, the multi-faceted mineralized Julimar complex could
potentially emerge as a globally significant deposit of critical metals in Western Australia. Drilling activity at Pyramid
Hill, a gold-focused project in Southeastern Australia also
yielded some promising results across several gold zones
as Chalice continued to define the extent of the overall
resource.
Unlike the gold industry, our positions in metals producers
that focus on platinum, palladium and other non-gold metals
showed overall positive performance during the period.
Platinum and palladium miners, including our positions in
South African-focused companies such as Impala Platinum
Holdings (among the Fund’s largest positions) and Platinum
Group Metals, benefited from tightening supply and demand
fundamentals. Investment demand for platinum, the key raw
material used in many vehicle pollution-control devices, has been robust, while the World Platinum Investment Council in
mid-November projected a record production deficit for 2020
based on disruptions at key mine sites. Both companies
also benefited as palladium—another sought-after catalyst
component in pollution-control devices—has maintained its
status as the most valuable of the four major precious metals during the period, with strong demand and limited new
supply keeping prices relatively near all-time highs. Tighter vehicle emissions regulations, especially in China and
India, are driving greater palladium and platinum usage as
companies look to exceed increasingly stringent standards.
For the six months ended January 31, 2021, the U.S. dollar
declined in value relative to most foreign currencies. As
a result, the Fund's performance benefited from currency
appreciation from the portfolio's investment predominantly in securities with non-U.S. currency exposure. However, one
cannot expect the same result in future periods. Whether
the U.S. dollar goes up or weakens compared with foreign
Portfolio Composition
1/31/21
% of Total
Net Assets
Gold 73.6%
Precious Metals & Minerals 11.7%
Diversified Metals & Mining 9.3%
Silver 1.3%
Other 0.7%
Short-Term Investments & Other Net Assets 3.4%

Franklin Gold and Precious Metals Fund

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Semiannual Report
currencies, company-specific factors may offset the effects
of the currency movements on the value of individual
investments and, possibly, the Fund's performance overall.
Detractors from the Fund’s absolute performance during the
period under review included the Fund’s holdings in gold
producers Barrick Gold, Newcrest Mining and B2Gold.
The share price of Canada-based Barrick Gold, our largest
company holding, decreased during the period, largely due
to price declines in gold after a record high in August 2020.
Despite this trend, the company capitalized on historically
high gold prices, reporting solid third-quarter financial
results, including large increases in cash flow and earnings, sizable debt reduction and a dividend increase over the
second quarter. Barrick was also able to achieve its gold
and copper production targets, including increased fourth-
quarter production. The company also announced that
Twiga Minerals, its joint venture with Tanzania’s government, had the potential to become a key long-term asset, and
Barrick, together with the government of Papua New Guinea,
announced the intention to form a new partnership to
operate the Porgera mine that is currently under care and
maintenance.
Newcrest Mining, another large Fund holding, is an Australia-
based gold mining exploration and production company that
operates in Australia and the Asia-Pacific region. Newcrest’s stock price also declined due to fluctuation in gold prices, but Newcrest benefited from increased profits, earnings and
cash flow during the first half of its 2021 fiscal year. The company announced improvements to its Lihir gold mine
in Papua New Guinea, which have the potential to unlock
additional high-grade mineralization. Newcrest is also in the second stage of expanding its top-performing Cadia mine
in New South Wales, Australia, and is progressing with its
Havieron project in Western Australia, through a joint venture with Greatland Gold, and released a mineral resources
estimate in December. The company also received an
environmental permit from the government of Papua New
Guinea for the Wafi-Golpu project, an important step toward
obtaining a special mining lease on this large long-life copper and gold project.
B2Gold, also one of our largest portfolio positions, is a low-
cost senior gold producer with mines in Mali, the Philippines and Namibia, and development projects in Colombia and
Burkina Faso. Despite the company’s share price decline
due to gold prices trending lower for much of the period,
B2Gold reported record third-quarter revenue of US$487
million, cash flow of US$301 million and increased earnings
of US$0.25 per share, with good cost containment from
its three fully owned mines. The company’s third-quarter
production of over 248,000 ounces also slightly exceeded
its gold production goal, representing a significant increase over the prior year’s third-quarter production, mostly due to expanded production from its Fekola mine in Mali.
Thank you for your continued participation in Franklin Gold
and Precious Metals Fund. We look forward to serving your
future investment needs.
Stephen M. Land, CFA
Frederick G. Fromm, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of January 31, 2021 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
1/31/21
Company
Sub-Industry
% of Total
Net Assets
a a
Barrick Gold Corp. 5.5%
Gold
Newmont Corp. 4.1%
Gold
Newcrest Mining Ltd. 3.6%
Gold
Impala Platinum Holdings Ltd. 3.4%
Precious Metals & Minerals
Alamos Gold, Inc. 3.3%
Gold
B2Gold Corp. 3.3%
Gold
AngloGold Ashanti Ltd. 3.2%
Gold
SSR Mining, Inc. 3.0%
Gold
Perseus Mining Ltd. 2.9%
Gold
Centerra Gold, Inc. 2.8%
Gold

Performance Summary as of January 31, 2021
Franklin Gold and Precious Metals Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 1/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month -7.38% -12.47%
1-Year +36.43% +28.91%
5-Year +154.79% +19.21%
10-Year -31.88% -4.31%
Advisor
6-Month -7.26% -7.26%
1-Year +36.73% +36.73%
5-Year +157.81% +20.85%
10-Year -30.16% -3.53%
See page 8 for Performance Summary footnotes.

Franklin Gold and Precious Metals Fund
Performance Summary

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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund concentrates in the precious metals sector, which involves fluctuations in the prices of gold and other precious metals and increased susceptibility to adverse economic and regulatory developments affecting the sector. In times of stable econom-
ic growth, traditional equity and debt investments could offer greater appreciation potential and the prices of gold and other precious metals may be adversely affected. In addition, the Fund is subject to the risks of currency fluctuation and political uncertainty associated with foreign (non-U.S.) investing. Investments in emerging and frontier markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The Fund may also heavily invest in smaller companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters;
financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/1/20–1/31/21)
Share Class
Net Investment
Income
A $2.6501
C $2.4933
R6 $2.7337
Advisor $2.7082
Total Annual Operating Expenses
4
Share Class
A 0.93%
Advisor 0.68%

Your Fund’s Expenses
Franklin Gold and Precious Metals Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 8/1/20
Ending
Account
Value 1/31/21
Expenses
Paid During
Period
8/1/20–1/31/21
1,2
Ending
Account
Value 1/31/21
Expenses
Paid During
Period
8/1/20–1/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $926.22 $4.20 $1,020.85 $4.40 0.87%
C $1,000 $922.63 $7.83 $1,017.06 $8.22 1.62%
R6 $1,000 $928.01 $2.53 $1,022.58 $2.65 0.52%
Advisor $1,000 $927.39 $2.99 $1,022.10 $3.14 0.62%

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2021
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.04 $16.68 $13.56 $16.19 $24.06 $11.63
Income from investment operations
a
:
Net investment income (loss)
b
........ —
c
(0.04) (0.02) (0.06) (0.04) (0.09)
Net realized and unrealized gains (losses) (2.06) 11.40 3.14 (2.51) (6.45) 12.52
Total from investment operations ........ (2.06) 11.36 3.12 (2.57) (6.49) 12.43
Less distributions from:
Net investment income .............. (2.65) — — (0.06) (1.38) —
Net asset value, end of period .......... $23.33 $28.04 $16.68 $13.56 $16.19 $24.06
Total return
d
....................... (7.38)% 68.05% 23.01% (15.92)% (26.85)% 106.88%
Ratios to average net assets
e
Expenses
f
........................ 0.87%
g
0.93%
g
0.98%
g
1.02%
g
0.98%
g
1.11%
Net investment income (loss) .......... 0.01% (0.20)% (0.15)% (0.37)% (0.24)% (0.57)%
Supplemental data
Net assets, end of period (000’s) ........ $917,223 $938,555 $645,108 $587,294 $776,677 $988,701
Portfolio turnover rate ................ 9.55% 17.00% 12.82% 8.36% 13.99% 16.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2021
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.42 $15.24 $12.49 $14.96 $22.39 $10.90
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.09) (0.16) (0.11) (0.15) (0.17) (0.18)
Net realized and unrealized gains (losses) (1.86) 10.34 2.86 (2.32) (5.99) 11.67
Total from investment operations ........ (1.95) 10.18 2.75 (2.47) (6.16) 11.49
Less distributions from:
Net investment income .............. (2.49) — — — (1.27) —
Net asset value, end of period .......... $20.98 $25.42 $15.24 $12.49 $14.96 $22.39
Total return
c
....................... (7.74)% 66.80% 22.02% (16.51)% (27.41)% 105.41%
Ratios to average net assets
d
Expenses
e
........................ 1.62%
f
1.68%
f
1.73%
f
1.77%
f
1.73%
f
1.86%
Net investment (loss) ................ (0.73)% (0.94)% (0.90)% (1.12)% (0.99)% (1.32)%
Supplemental data
Net assets, end of period (000’s) ........ $92,819 $106,271 $75,129 $94,997 $137,487 $200,179
Portfolio turnover rate ................ 9.55% 17.00% 12.82% 8.36% 13.99% 16.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2021
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.20 $17.90 $14.50 $17.31 $25.58 $12.29
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.05 0.03 0.04 0.01 0.04 (0.01)
Net realized and unrealized gains (losses) (2.22) 12.27 3.36 (2.68) (6.87) 13.30
Total from investment operations ........ (2.17) 12.30 3.40 (2.67) (6.83) 13.29
Less distributions from:
Net investment income .............. (2.73) — — (0.14) (1.44) —
Net asset value, end of period .......... $25.30 $30.20 $17.90 $14.50 $17.31 $25.58
Total return
c
....................... (7.20)% 68.66% 23.45% (15.50)% (26.53)% 108.14%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.69% 0.72% 0.83% 0.79% 0.57% 0.63%
Expenses net of waiver and payments by
affiliates .......................... 0.52%
e
0.56%
e
0.58%
e
0.55%
e
0.52%
e
0.59%
Net investment income (loss) .......... 0.36% 0.17% 0.25% 0.10% 0.21% (0.05)%
Supplemental data
Net assets, end of period (000’s) ........ $19,441 $20,574 $10,808 $8,153 $4,635 $3,764
Portfolio turnover rate ................ 9.55% 17.00% 12.82% 8.36% 13.99% 16.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2021
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.88 $17.73 $14.38 $17.17 $25.38 $12.23
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.04 0.01 0.01 (0.02) —
c
(0.05)
Net realized and unrealized gains (losses) (2.20) 12.14 3.34 (2.67) (6.81) 13.20
Total from investment operations ........ (2.16) 12.15 3.35 (2.69) (6.81) 13.15
Less distributions from:
Net investment income .............. (2.71) — — (0.10) (1.40) —
Net asset value, end of period .......... $25.01 $29.88 $17.73 $14.38 $17.17 $25.38
Total return
d
....................... (7.26)% 68.47% 23.30% (15.70)% (26.69)% 107.52%
Ratios to average net assets
e
Expenses
f
......................... 0.62%
g
0.68%
g
0.73%
g
0.77%
g
0.73%
g
0.86%
Net investment income (loss) .......... 0.26% 0.05% 0.10% (0.12)% 0.01% (0.32)%
Supplemental data
Net assets, en d of period (000’s) ........ $264,087 $280,317 $143,589 $130,812 $164,253 $207,574
Portfolio turnover rate ................ 9.55% 17.00% 12.82% 8.36% 13.99% 16.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited), January 31, 2021
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 95.7%
Copper 0.5%
a,b
Imperial Metals Corp. .................................. Canada 1,950,300 $ 6,695,720
a
Diversified Metals & Mining 8.9%
a,c
Adventus Mining Corp., 144A ............................ Canada 6,350,000 4,717,682
a,c
Bluestone Resources, Inc., 144A .......................... Canada 6,500,000 9,454,915
a
Clean Air Metals, Inc. .................................. Canada 3,800,000 1,188,707
a,c,d
Euro Sun Mining, Inc., 144A ............................. Canada 10,000,000 2,502,542
a,d,e,f
G Mining Ventures Corp., 144A ........................... Canada 8,250,000 8,246,303
a,d
Geopacific Resources Ltd. .............................. Australia 16,223,922 5,280,569
a,c
INV Metals, Inc., 144A .................................. Canada 6,565,000 2,413,036
a,c
Ivanhoe Mines Ltd., 144A ............................... Canada 5,735,000 27,403,496
a
Ivanhoe Mines Ltd., A .................................. Canada 141,800 677,562
a,b,c
Mawson Gold Ltd., 144A ................................ Canada 7,700,000 1,926,957
a
Orla Mining Ltd. ...................................... Canada 3,490,713 15,069,004
a,c
Orla Mining Ltd., 144A .................................. Canada 2,000,000 8,633,769
b,e,f
Osisko Development Corp., 144A ......................... Canada 460,000 2,705,403
a,c
Osisko Development Corp., 144A ......................... Canada 1,015,000 6,120,005
a
Prime Mining Corp. .................................... Canada 1,500,000 2,979,589
a,d
Talisker Resources Ltd. ................................. Canada 15,300,000 3,589,583
a,d,e,f
Troilus Gold Corp., 144A ................................ Canada 6,900,000 5,337,444
a
Vizsla Resources Corp. ................................. Canada 3,350,000 4,086,963
a
Western Copper & Gold Corp. ............................ Canada 2,430,000 2,812,544
115,146,073
Environmental & Facilities Services 0.2%
a,b
Clean TeQ Holdings Ltd. ................................ Australia 13,600,000 2,741,404
a
Gold 73.5%
Agnico Eagle Mines Ltd. ................................ Canada 37,000 2,584,450
Alamos Gold, Inc., (CAD Traded), A ........................ Canada 2,828,316 22,693,769
Alamos Gold, Inc., (USD Traded), A ........................ Canada 2,514,500 20,116,000
AngloGold Ashanti Ltd., ADR ............................. Tanzania 1,784,823 41,871,948
a,c
Argonaut Gold, Inc., 144A ............................... United States 2,350,000 4,263,705
a
Artemis Gold, Inc. ..................................... Canada 1,725,000 8,215,570
a,c,d
Ascot Resources Ltd., 144A ............................. Canada 16,220,000 15,094,862
B2Gold Corp. ........................................ Canada 8,593,694 42,474,502
Barrick Gold Corp. .................................... Canada 3,179,383 71,122,798
a,c,d
Battle North Gold Corp., 144A ............................ Canada 9,608,900 13,075,378
a,b
Belo Sun Mining Corp. ................................. Canada 3,500,000 2,764,526
a,c
Belo Sun Mining Corp., 144A ............................. Canada 3,800,000 3,001,486
a
Breaker Resources NL ................................. Australia 16,000,000 2,438,409
Centamin plc ......................................... Egypt 12,915,200 20,212,157
Centerra Gold, Inc. .................................... Kyrgyzstan 547,800 5,676,351
a,c
Centerra Gold, Inc., 144A ............................... Kyrgyzstan 2,893,400 29,981,661
a
Chalice Mining Ltd. .................................... Australia 11,780,641 35,241,245
a,b
Corvus Gold, Inc. ..................................... Canada 2,000,000 4,379,448
a,d
Dacian Gold Ltd. ...................................... Australia 32,555,556 11,859,500
Dundee Precious Metals, Inc. ............................ Canada 2,310,000 14,687,026
a
Eldorado Gold Corp. ................................... Turkey 1,848,724 20,747,000
a
Emerald Resources NL ................................. Australia 17,070,000 10,620,526
Endeavour Mining Corp. ................................ Ivory Coast 1,332,222 28,296,825
a,c
First Mining Gold Corp., 144A ............................ Canada 7,500,000 2,316,806
a,b
Galiano Gold, Inc. ..................................... Canada 9,572,375 11,004,451
a
Gascoyne Resources Ltd. ............................... Australia 8,368,370 3,279,181
Gold Fields Ltd. ....................................... South Africa 1,074,800 10,077,534
a
Gold Standard Ventures Corp. ............................ Canada 4,070,000 2,800,970
a
Golden Star Resources Ltd. ............................. United States 3,689,533 13,872,644
a
Great Panther Mining Ltd. ............................... Canada 5,171,889 4,174,749
a,d
HighGold Mining, Inc. .................................. Canada 4,303,000 4,845,796

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Integra Resources Corp., (CAD Traded) .................... Canada 2,260,000 $ 7,387,816
a
Integra Resources Corp., (USD Traded) .................... Canada 300,000 978,000
Kirkland Lake Gold Ltd. ................................. Canada 531,123 20,410,874
a,b
Liberty Gold Corp. ..................................... Canada 11,379,800 13,527,251
a,b,d
Lion One Metals Ltd. ................................... Canada 4,614,100 5,448,730
a,c,d
Lion One Metals Ltd., 144A .............................. Canada 4,024,000 4,751,889
a,e,f
Lydian International Ltd. ................................ Jersey 6,375,000 —
a,e,f
Lydian International Ltd., 144A ........................... Jersey 25,250,000 —
a,b
Marathon Gold Corp. ................................... Canada 2,306,000 5,085,571
a,b
Midas Gold Corp. ..................................... Canada 362,090 2,746,753
c
Midas Gold Corp., 144A ................................ Canada 403,000 3,057,089
Newcrest Mining Ltd. ................................... Australia 2,426,914 46,124,017
Newmont Corp. ....................................... United States 880,614 52,484,594
Northern Star Resources Ltd. ............................ Australia 973,054 9,415,884
a
O3 Mining, Inc. ....................................... Canada 1,850,000 4,398,217
a
OceanaGold Corp. .................................... Australia 5,762,689 10,140,025
a
OceanaGold Corp. .................................... Australia 3,325,799 5,852,075
Osisko Gold Royalties Ltd. .............................. Canada 275,000 3,073,238
a
Pantoro Ltd. ......................................... Australia 38,400,000 6,850,978
a
Perseus Mining Ltd. ................................... Australia 41,558,141 36,890,307
a,c
Premier Gold Mines Ltd., 144A ........................... Canada 2,618,750 6,471,612
a
Pretium Resources, Inc. ................................ Canada 2,149,000 23,192,461
a,e,f
Probe Metals, Inc., 144A ................................ Canada 3,400,000 4,029,257
a,d
Red 5 Ltd. ........................................... Australia 162,268,146 26,330,421
a,d
RTG Mining, Inc. ...................................... Australia 1,769,918 262,989
a,c,d
RTG Mining, Inc., 144A ................................. Australia 2,397,790 356,284
a,d
RTG Mining, Inc., CDI .................................. Australia 50,687,582 6,972,381
a,d
Saturn Metals Ltd. ..................................... Australia 6,200,000 2,029,838
c
Shandong Gold Mining Co. Ltd., H, 144A, Reg S .............. China 1,600,000 3,345,607
a,b
Skeena Resources Ltd. ................................. Canada 7,150,000 17,389,927
a,e,f
Skeena Resources Ltd. ................................. Canada 400,000 908,103
a
SolGold plc, (CAD Traded) .............................. Australia 13,650,000 5,657,699
a
SolGold plc, (GBP Traded) .............................. Australia 7,000,000 2,766,917
a
SSR Mining, Inc. ...................................... Canada 2,186,555 38,440,413
a
St. Augustine Gold and Copper Ltd., (CAD Traded) ............ United States 5,613,836 460,978
a,c
St. Augustine Gold and Copper Ltd., (CAD Traded), 144A ....... United States 16,383,333 1,345,312
a,c
St. Augustine Gold and Copper Ltd., (USD Traded), 144A ....... United States 10,000,000 821,146
St. Barbara Ltd. ....................................... Australia 9,008,021 15,033,979
a,c,d
Superior Gold, Inc., 144A ............................... Canada 5,350,000 3,054,274
a
Teranga Gold Corp. .................................... Canada 3,582,751 35,443,654
a
Torex Gold Resources, Inc. .............................. Canada 136,100 1,792,386
a,c
Torex Gold Resources, Inc., 144A ......................... Canada 1,450,000 19,095,957
a
West African Resources Ltd. ............................. Australia 10,705,384 7,390,331
a
Wiluna Mining Corp. Ltd. ................................ Australia 5,724,000 5,997,301
951,003,808
Precious Metals & Minerals 11.4%
Anglo American Platinum Ltd. ............................ South Africa 165,656 16,480,055
a,d
Benchmark Metals, Inc. ................................. Canada 6,890,300 5,981,257
a
Eastern Platinum Ltd. .................................. Canada 5,184,204 1,256,826
a,c
GoGold Resources, Inc., 144A ........................... Canada 8,787,858 17,799,759
Impala Platinum Holdings Ltd. ............................ South Africa 2,060,000 27,818,832
Impala Platinum Holdings Ltd., ADR ....................... South Africa 1,236,100 16,699,711
a
Northam Platinum Ltd. ................................. South Africa 1,109,019 13,777,528
a,b
Osisko Mining, Inc. .................................... Canada 6,250,000 15,200,985
a,d
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 10,000 37,538
a,b,d
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 2,042,787 7,668,240
a,c,d
Platinum Group Metals Ltd., (CAD Traded), 144A ............. South Africa 97,760 366,973

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Precious Metals & Minerals (continued)
a,d
Platinum Group Metals Ltd., (USD Traded) .................. South Africa 4,241,856 $ 15,779,704
a,c,d
Platinum Group Metals Ltd., (USD Traded), 144A ............. South Africa 36,628 137,495
a
Royal Bafokeng Platinum Ltd. ............................ South Africa 1,693,527 7,701,056
146,705,959
Silver 1.2%
Hochschild Mining plc .................................. Peru 3,388,520 10,646,780
Pan American Silver Corp. .............................. Canada 145,021 4,691,889
15,338,669
Total Common Stocks (Cost $824,688,392) .....................................
1,237,631,633
Rights
a a
Rights 0.1%
Silver 0.1%
a
Pan American Silver Corp., CVR , 2/20/49 ................... Canada 1,850,600 1,424,962
Total Rights (Cost $856,771) ..................................................
1,424,962
Warrants
a a a
Warrants 0.6%
Diversified Metals & Mining 0.4%
a,e,f
Bluestone Resources, Inc. , 3/19/21 ........................ Canada 550,000 102,503
a,e,f
Clean Air Metals, Inc. , 2/11/22 ............................ Canada 1,900,000 197,201
a,d,e,f
Euro Sun Mining, Inc. , 6/05/23 ........................... Canada 5,000,000 109,060
a,d,e,f
G Mining Ventures Corp. , 144A, 5/19/22 .................... Canada 4,125,000 2,207,064
a,e,f
Mawson Gold Ltd. , 8/13/20 .............................. Canada 3,850,000 133,360
a,e,f
Orla Mining Ltd. , 2/15/21 ................................ Canada 460,000 1,140,377
a,e,f
Osisko Development Corp. , 144A, 12/01/23 ................. Canada 737,500 476,041
a,d,e,f
Talisker Resources Ltd. , 144A, 8/31/21 ..................... Canada 5,650,000 694
a,e,f
Vizsla Resources Corp. , 144A, 7/30/22 ..................... Canada 3,350,000 773,198
5,139,498
Gold 0.1%
a,c,e
First Mining Gold Corp. , 144A, 8/26/22 ..................... Canada 3,750,000 73,466
a,e,f
Marathon Gold Corp. , 5/26/21 ............................ Canada 1,153,000 798,097
a,e,f
O3 Mining, Inc. , 6/18/22 ................................ Canada 850,000 310,812
a,e,f
Probe Metals, Inc. , 144A, 11/24/22 ........................ Canada 1,700,000 261,929
1,444,304
Precious Metals & Minerals 0.1%
a,e,f
Osisko Mining, Inc. , 12/23/21 ............................ Canada 2,125,000 509,619
Total Warrants (Cost $172,099) ................................................
7,093,421
Principal
Amount
*
Convertible Bonds 0.2%
Precious Metals & Minerals 0.2%
d
Platinum Group Metals Ltd., Sub. Note, 6.875%, 7/01/22 ........ South Africa 3,000,000 2,865,000
Total Convertible Bonds (Cost $3,000,000) .....................................
2,865,000
Total Long Term Investments (Cost $828,717,262) ...............................
1,249,015,016
a

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 34 .
Short Term Investments 3.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.0%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 39,090,817 $ 39,090,817
Total Money Market Funds (Cost $39,090,817) ..................................
39,090,817
i
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.4%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 4,939,000 4,939,000
Principal
Amount
i
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Repurchase Agreements 0.1%
j
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 0.04%,
2/01/21 (Maturity Value $1,309,504)
Collateralized by U.S. Treasury Notes, 2% - 2.5%, 8/31/21 -
1/31/24 (valued at $1,335,690) .......................... 1,309,500 1,309,500
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$6,248,500) .................................................................
6,248,500
Total Short Term Investments (Cost $45,339,317 ) ................................
45,339,317
a
Total Investments (Cost $874,056,579) 100.1% ..................................
$1,294,354,333
Other Assets, less Liabilities (0.1)% ...........................................
(784,729)
Net Assets 100.0% ...........................................................
$1,293,569,604
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at January 31, 2021. See Note 1(d).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2021, the aggregate value of these securities was $191,583,163, representing 14.8% of net assets.
d
See Note 10 regarding holdings of 5% voting securities.
e
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
f
See Note 9 regarding restricted securities.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(d) regarding securities on loan.
j
See Note 1(c) regarding joint repurchase agreement.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
January 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold
and Precious
Metals Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $650,363,278
Cost - Non-controlled affiliates (Note 3 f and 10 ) ................................................... 223,693,301
Value - Unaffiliated issuers (Includes securities loaned of $5,395,553) ................................. $1,096,132,708
Value - Non-controlled affiliates (Note 3 f and 10 ) .................................................. 198,221,625
Receivables:
Investment securities sold ................................................................... 2,895,541
Capital shares sold ........................................................................ 7,339,625
Dividends and interest ..................................................................... 542,143
Other assets .............................................................................. 47,240
Total assets .......................................................................... 1,305,178,882
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,914,101
Capital shares redeemed ................................................................... 2,363,573
Management fees ......................................................................... 534,768
Distribution fees .......................................................................... 289,766
Transfer agent fees ........................................................................ 244,993
Funds advanced by custodian ................................................................. 1,954
Payable upon return of securities loaned (Note 1 d ) .................................................. 6,248,500
Accrued expenses and other liabilities ........................................................... 11,623
Total liabilities ......................................................................... 11,609,278
Net assets, at value ................................................................. $1,293,569,604
Net assets consist of:
Paid-in capital ............................................................................. $1,738,924,399
Total distributable earnings (losses) ............................................................. (445,354,795)
Net assets, at value ................................................................. $1,293,569,604

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
January 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Gold
and Precious
Metals Fund
Class A:
Net assets, at value ....................................................................... $917,222,658
Shares outstanding ........................................................................ 39,322,128
Net asset value per share
a
.................................................................. $23.33
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $24.69
Class C:
Net assets, at value ....................................................................... $92,818,925
Shares outstanding ........................................................................ 4,424,590
Net asset value and maximum offering price per share
a
............................................. $20.98
Class R6:
Net assets, at value ....................................................................... $19,441,484
Shares outstanding ........................................................................ 768,478
Net asset value and maximum offering price per share ............................................. $25.30
Advisor Class:
Net assets, at value ....................................................................... $264,086,537
Shares outstanding ........................................................................ 10,560,744
Net asset value and maximum offering price per share ............................................. $25.01
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Operations
For the six months ended January 31, 2021 (unaudited)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold
and Precious
Metals Fund
Investment income:
Dividends: (net of foreign taxes of $473,638)
Unaffiliated issuers ........................................................................ $5,330,570
Interest:
Non-controlled affiliates (Note 3 f and 10 ) ........................................................ 103,125
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 375,074
Total investment income ................................................................... 5,808,769
Expenses:
Management fees (Note 3 a ) ................................................................... 3,083,489
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,166,936
    Class C ................................................................................ 509,549
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 582,387
    Class C ................................................................................ 63,516
    Class R6 ............................................................................... 20,174
    Advisor Class ............................................................................ 172,174
Custodian fees (Note 4 ) ...................................................................... 29,787
Reports to shareholders ...................................................................... 49,317
Registration and filing fees .................................................................... 29,493
Professional fees ........................................................................... 58,868
Trustees' fees and expenses .................................................................. 14,373
Other .................................................................................... 11,903
Total expenses ......................................................................... 5,791,966
Expense reductions (Note 4 ) ............................................................... (68)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (30,745)
Net expenses ......................................................................... 5,761,153
Net investment income ................................................................ 47,616
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 32,946,041
Non-controlled affiliates (Note 3 f and 10 ) ...................................................... (10,804,541)
Foreign currency transactions ................................................................ 14,712
Net realized gain (loss) .................................................................. 22,156,212
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (167,116,107)
Non-controlled affiliates (Note 3 f and 10 ) ...................................................... 45,468,052
Translation of other assets and liabilities denominated in foreign currencies .............................. (5,730)
Net change in unrealized appreciation (depreciation) ............................................ (121,653,785)
Net realized and unrealized gain (loss) ............................................................ (99,497,573)
Net increase (decrease) in net assets resulting from operations .......................................... $(99,449,957)

Franklin Gold and Precious Metals Fund
Financial Statements
Statements of Changes in Net Assets
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The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Gold and Precious Metals Fund
Six Months Ended
January 31, 2021
(unaudited)
Year Ended
July 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $47,616 $(2,015,454)
Net realized gain (loss) ................................................. 22,156,212 12,253,151
Net change in unrealized appreciation (depreciation) ........................... (121,653,785) 565,070,636
Net increase (decrease) in net assets resulting from operations ................ (99,449,957) 575,308,333
Distributions to shareholders:
Class A ............................................................. (91,536,537) —
Class C ............................................................. (10,260,302) —
Class R6 ............................................................ (1,886,753) —
Advisor Class ........................................................ (25,940,782) —
Total distributions to shareholders .......................................... (129,624,374) —
Capital share transactions: (Note 2 )
Class A ............................................................. 137,845,029 (124,090,549)
Class C ............................................................. 4,861,017 (13,468,257)
Class R6 ............................................................ 2,411,822 1,382,646
Advisor Class ........................................................ 31,810,094 31,949,531
Total capital share transactions ............................................ 176,927,962 (104,226,629)
Net increase (decrease) in net assets ................................... (52,146,369) 471,081,704
Net assets:
Beginning of period ..................................................... 1,345,715,973 874,634,269
End of period .......................................................... $1,293,569,604 $1,345,715,973

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Gold and Precious Metals Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP). The
Fund offers four classes of shares: Class A, Class C, Class
R6 and Advisor Class. Class C shares automatically convert
to Class A shares after they have been held for 10 years.
Each class of shares may differ by its initial sales load,
contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At January 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Statement of Investments,
had been entered into on January 29, 2021.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
1. Organization and Significant Accounting Policies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
January 31, 2021
Year Ended
July 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 20,060,474 $522,587,532 38,055,516 $722,901,303
Shares issued in reinvestment of distributions .......... 3,140,730 73,775,753 — —
Shares redeemed ............................... (17,356,842) (458,518,256) (43,260,928) (846,991,852)
Net increase (decrease) .......................... 5,844,362 $137,845,029 (5,205,412) $(124,090,549)
Class C Shares:
Shares sold ................................... 707,370 $16,889,936 1,573,374 $27,069,763
Shares issued in reinvestment of distributions .......... 480,212 10,156,494 — —
Shares redeemed
a
.............................. (942,831) (22,185,413) (2,323,343) (40,538,020)
Net increase (decrease) .......................... 244,751 $4,861,017 (749,969) $(13,468,257)
Class R6 Shares:
Shares sold ................................... 361,136 $10,275,755 766,821 $15,343,211
Shares issued in reinvestment of distributions .......... 72,633 1,849,233 — —
Shares redeemed ............................... (346,548) (9,713,166) (689,324) (13,960,565)
Net increase (decrease) .......................... 87,221 $2,411,822 77,497 $1,382,646
Advisor Class Shares:
Shares sold ................................... 2,480,982 $69,540,788 5,387,923 $111,957,923
Shares issued in reinvestment of distributions .......... 903,757 22,747,555 — —
Shares redeemed ............................... (2,206,440) (60,478,249) (4,103,708) (80,008,392)
Net increase (decrease) .......................... 1,178,299 $31,810,094 1,284,215 $31,949,531
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)
g. Accounting Estimates
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the period ended January 31, 2021, the annualized gross effective investment management fee rate was 0.463% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

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d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended January 31, 2021, the Fund paid transfer agent fees of $838,251, of which $409,236 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until November 30, 2021 .
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $72,416
CDSC retained .............................................................................. $9,238
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $11,151,454 $206,597,533 $(178,658,170) $— $— $39,090,817 39,090,817 $—
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $4,254,000 $66,386,000 $(65,701,000) $ — $ — $4,939,000 4,939,000 $—
Total Affiliated Securities .... $15,405,454 $272,983,533 $(244,359,170) $— $— $44,029,817 $—
3. Transactions with Affiliates
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2020, the capital loss carryforwards were as follows:
At January 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2021, aggregated
$139,066,498 and $122,860,019, respectively.
At January 31, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$6,248,500 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $3,730,680
Long term ................................................................................ 668,744,010
Total capital loss carryforwards ............................................................... $672,474,690
Cost of investments .......................................................................... $1,079,424,533
Unrealized appreciation ........................................................................ $539,009,124
Unrealized depreciation ........................................................................ (324,079,324)
Net unrealized appreciation (depreciation) .......................................................... $214,929,800

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At January 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold And Precious Metals Fund
550,000
a
Bluestone Resources, Inc., 3/19/21 .............. 2/20/19 $ 76,682 $ 102,503
1,900,000
b
Clean Air Metals, Inc., 2/11/22 .................. 2/04/20 — 197,201
5,000,000
c
Euro Sun Mining, Inc., 6/05/23 .................. 6/09/20 — 109,060
8,250,000 G Mining Ventures Corp., 144A ................. 11/17/20 3,149,937 8,246,303
4,125,000 G Mining Ventures Corp., 144A, 5/19/22 ........... 11/27/20 — 2,207,064
6,375,000 Lydian International Ltd ....................... 11/24/17 2,098,016 —
25,250,000 Lydian International Ltd., 144A .................. 3/06/12 14,750,154 —
1,153,000
d
Marathon Gold Corp., 5/26/21 .................. 5/27/20 — 798,097
3,850,000
e
Mawson Gold Ltd., 8/13/20 ..................... 5/22/20 — 133,360
850,000
f
O3 Mining, Inc., 6/18/22 ....................... 6/23/20 — 310,812
460,000
g
Orla Mining Ltd., 2/15/21 ...................... 2/12/18 95,417 1,140,377
460,000
h
Osisko Development Corp., 144A ................ 12/21/20 2,684,303 2,705,403
737,500
i
Osisko Development Corp., 144A, 12/01/23 ........ 11/27/20-12/31/20 — 476,041
2,125,000
j
Osisko Mining, Inc., 12/23/21 ................... 6/24/20 — 509,619
1,700,000 Probe Metals, Inc , 144A, 11/24/22 ............... 11/23/20-11/24/20 — 261,929
3,400,000 Probe Metals, Inc., 144A ...................... 11/23/20-11/24/20 4,177,562 4,029,257
400,000
k
Skeena Resources Ltd ........................ 12/18/20 782,442 908,103
5,650,000
l
Talisker Resources Ltd., 144A, 8/31/21 ............ 8/17/20 — 694
6,900,000 Troilus Gold Corp., 144A ...................... 11/24/20 5,838,012 5,337,444
3,350,000
m
Vizsla Resources Corp., 144A, 7/30/22 ............ 7/23/20 — 773,198
Total Restricted Securities (Value is 2.18% of Net Assets) ............. $33,652,525 $28,246,465
a
The Fund also invests in unrestricted securities of the issuer, valued at $9,454,915 as of January 31, 2021.
b
The Fund also invests in unrestricted securities of the issuer, valued at $1,188,707 as of January 31, 2021.
c
The Fund also invests in unrestricted securities of the issuer, valued at $2,502,542 as of January 31, 2021.
d
The Fund also invests in unrestricted securities of the issuer, valued at $5,085,571 as of January 31, 2021.
e
The Fund also invests in unrestricted securities of the issuer, valued at $1,926,957 as of January 31, 2021.
f
The Fund also invests in unrestricted securities of the issuer, valued at $4,398,217 as of January 31, 2021.
g
The Fund also invests in unrestricted securities of the issuer, valued at $23,702,773 as of January 31, 2021.

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding vo ting securities. During the period ended January 31, 2021 , investments in “affiliated companies” were as follows:
h
The Fund also invests in unrestricted securities of the issuer, valued at $21,320,990 as of January 31, 2021.
i
The Fund also invests in unrestricted securities of the issuer, valued at $17,389,927 as of January 31, 2021.
j
The Fund also invests in unrestricted securities of the issuer, valued at $3,589,583 as of January 31, 2021.
k
The Fund also invests in unrestricted securities of the issuer, valued at $4,086,963 as of January 31, 2021.
Value at
Beginning
of Period Purchases
a
Sales
a
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount
*
Held
at End
of Period
Investment
Income
Franklin Gold And Precious Metals Fund
Non-Controlled Affiliates
Dividends
Ascot Resources Ltd., 144A .. $ 13,441,989 $ — $ — $ — $ 1,652,873 $ 15,094,862 16,220,000 $ —
Battle North Gold Corp., 144A 11,899,142 2,240,133 — — (1,063,897) 13,075,378 9,608,900 —
Benchmark Metals, Inc ..... — 6,561,194 — — (579,937) 5,981,257 6,890,300 —
Chalice Mining Ltd ........ 21,059,387 — (31,264,421) 25,412,084 —
b
—
b
—
b
—
Dacian Gold Ltd .......... 7,673,415 — — — 4,186,085 11,859,500 32,555,556 —
Euro Sun Mining, Inc., 144A . 4,106,316 — — — (1,603,774) 2,502,542 10,000,000 —
Euro Sun Mining, Inc., 6/05/23 888,663 — — — (779,603) 109,060 5,000,000 —
G Mining Ventures Corp., 144A — 3,149,937 — — 5,096,366 8,246,303 8,250,000 —
G Mining Ventures Corp., 144A,
5/19/22 .............. — — — — 2,207,064 2,207,064 4,125,000 —
Geopacific Resources Ltd ... 5,744,253 1,024,735 — — (1,488,419) 5,280,569 16,223,922 —
HighGold Mining, Inc. ...... 6,523,515 — — — (1,677,718) 4,845,797 4,303,000 —
Lion One Metals Ltd. ...... 9,080,715 — (729,561) 417,170 (3,319,594) 5,448,730 4,614,100 —
Lion One Metals Ltd., 144A .. 5,237,158 1,076,702 — — (1,561,971) 4,751,889 4,024,000 —
Lion One Metals Ltd., 6/06/21 922,513 — (86,777) 620 (836,356) — — —
Platinum Group Metals Ltd.,
(CAD Traded) ......... 4,894,438 — (939,700) (17,881,651) 21,632,690 7,705,777 2,052,787 —
Platinum Group Metals Ltd.,
(CAD Traded), 144A ..... 212,395 — — — 154,578 366,973 97,760 —
Platinum Group Metals Ltd.,
(USD Traded) ......... 10,296,035 — (1,786,546) (18,752,764) 26,022,979 15,779,704 4,241,856 —
Platinum Group Metals Ltd.,
(USD Traded), 144A ..... 79,579 — — — 57,916 137,495 36,628 —
Red 5 Ltd .............. 29,322,847 — — — (2,992,426) 26,330,421 162,268,146 —
RTG Mining, Inc ......... 171,785 — — — 91,204 262,989 1,769,918 —
RTG Mining, Inc., 144A ..... 232,726 — — — 123,558 356,284 2,397,790 —
RTG Mining, Inc., CDI ...... 4,527,352 — — — 2,445,029 6,972,381 50,687,582 —
Saturn Metals Ltd ........ — 3,132,576 — — (1,102,738) 2,029,838 6,200,000 —
9. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2021, the Fund did not use the Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount
*
Held
at End
of Period
Investment
Income
Franklin Gold And Precious Metals Fund (continued)
Non-Controlled Affiliates
Superior Gold, Inc., 144A ... $ — $ 2,837,874 $ — $ — $ 216,400 $ 3,054,274 5,350,000 $ —
Talisker Resources Ltd ..... — 5,109,466 — — (1,519,883) 3,589,583 15,300,000 —
Talisker Resources Ltd., 144A,
8/31/21 .............. — — — — 694 694 5,650,000 —
Troilus Gold Corp., 144A .... — 5,838,012 — — (500,568) 5,337,444 6,900,000 —
Interest
Platinum Group Metals Ltd.,
Sub. Note, 6.875%, 7/01/22 2,257,500 — — — 607,500 2,865,000 3,000,000 103,125
Total Affiliated Securities
(Value is 11.9% of Net
Assets) .............. $138,571,723 $30,970,629 $(34,807,005) (10,804,541) 45,468,052 $154,191,808 $103,125
*
In U.S. dollars unless otherwise indicated.
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of January 31, 2021, no longer an affiliate.
10. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2021, in valuing the Fund’s assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At January 31, 2021, the reconciliation of assets, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
a
Common Stocks :
Copper .............................. $ 6,695,720 $ — $ — $ 6,695,720
Diversified Metals & Mining ............... 93,576,354 5,280,569 16,289,150 115,146,073
Environmental & Facilities Services ......... — 2,741,404 — 2,741,404
Gold ................................ 692,929,233 253,137,215 4,937,360
b
951,003,808
Precious Metals & Minerals ............... 88,629,544 58,076,415 — 146,705,959
Silver ............................... 4,691,889 10,646,780 — 15,338,669
Rights ................................ 1,424,962 — — 1,424,962
Warrants .............................. — — 7,093,421 7,093,421
Convertible Bonds ....................... — 2,865,000 — 2,865,000
Short Term Investments ................... 44,029,817 1,309,500 — 45,339,317
Total Investments in Securities ........... $931,977,519 $334,056,883 $28,319,931 $1,294,354,333
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes securities determined to have no value at January 31, 2021.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
b
Cost Basis
Adjust-
ments
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks
Diversified Metals &
Mining ......... $ 20,121,498 $ 11,634,038 $ — $ 5,828,590 $ (15,620,911) $ — $ — $ (5,674,065) $ 16,289,150 $ (1,173,478)
Gold ............ 16,111,904
c
4,960,004 — — (20,528,411) — — 4,393,863 4,937,36 0
c
(22,646)
Warrants
Diversified Metals &
Mining ......... 2,839,658 —
c
— — — — — 2,299,840 5,139,498 2,299,840
Gold ............ 3,185,251 —
c
(86,834) — — — 623 (1,654,736) 1,444,304 557,648
Precious Metals &
Minerals ........ 422,912 — — — — — — 86,707 509,619 86,707
Total Investments in Securities . $42,681,223 $16,594,042 $(86,834) $5,828,590 $(36,149,322) $ — $ 623 $ (548,391) $28,319,931 $ 1,748,071
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
b
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
12. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2021, are as follows:
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
c
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks:
Diversified Metals & Mining
....
$16,289,150 Market comparables Lockup Discount 3.7% - 11.9%
(8.2%)
Decrease
c
Gold
.....................
4,029,257 Market comparables Lockup Discount 4.1% Decrease
Warrants:
Diversified Metals & Mining
....
2,207,064 Market comparables 30 Day Implied
Volatility
135.0% Increase
c
Discount for lack of
marketability
28.0% Decrease
c
All Other Investments 5,794,460
d,e
Total
.......................
$28,319,931
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at January 31, 2021.
12. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Currency
CAD
Canadian Dollar
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Voting Rights

Franklin Gold and Precious Metals Fund
Tax Information (unaudited)

franklintempleton.com
Semiannual Report
1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.
At July 31, 2020, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue
Code. This written statement will allow shareholders of record on November 30, 2020, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.
The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund, to shareholders of record.
Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.
Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the
Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.
1
Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.
1
At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid during the prior calendar year. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their income tax returns.
Foreign Tax
Paid Per Share
Foreign Source
Income Per
Share
Foreign Source
Qualified
Dividends Per
Share
$0.0116 $0.1242 $0.0896

Franklin Gold and Precious Metals Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

132 S 03/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Gold and Precious Metals Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.      N/A

Item 5.  Audit Committee
 of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.     N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company                                         N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By __ S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date
March 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __ S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date
March 26, 2021

By _ S\ROBERT G. KUBILIS________________________

Robert G. Kubilis
      Chief Financial Officer
and Chief Accounting Officer
Date March
26, 2021